Tax matters	12 Months Ended
Dec. 31, 2021
Tax matters
Tax matters

23.  Tax matters

The components of current and deferred income tax expense (benefit) are as follows:

	2021	2020	2019
	US$'000	US$'000	US$'000
Consolidated income statement
Current income tax
Current income tax charge	5,284	4,307	2,133
Adjustments in current income tax in respect of prior years	—	901	4,753
Adjustments in current income tax due to discounted operations	—	—	—
Total	5,284	5,208	6,886

Deferred tax
Origination and reversal of temporary differences	(9,954)	(20,961)	(48,618)
Impact of tax rate changes	-	—	(46)
Impairment of deferred tax assets	-	37,660	—
Adjustments in deferred tax in respect of prior years	108	33	237
Total	(9,846)	16,732	(48,427)
Income tax expense (benefit)	(4,562)	21,939	(41,541)

As the Company has significant business operations in Spain, France, South Africa and the United States, a weighted effective tax rate is considered to be appropriate in estimating the Company’s expected tax rate. The following is a reconciliation of tax expense based on a weighted blended statutory income tax rate to our effective income tax expense for the years ended December 31, 2021, 2020, and 2019:

	2021	2020	2019
	US$'000	US$'000	US$'000
Accounting profit/(loss) before income tax	(119,936)	(222,420)	(411,818)
Adjustment for discontinued operations	—	(5,399)	(28,135)
Accounting profit/(loss) before income tax	(119,936)	(227,819)	(439,954)
At weighted effective tax rate of 18% (2020: 24% and 2019: 24%)	(22,650)	(54,294)	(105,369)
Non-taxable income/(expenses)	—	—	(17,020)
Non-deductible income/ (expenses)	(11,399)	6,779	49,390
Movements in unprovided deferred tax	—	—	4,604
Differing territorial tax rates	2,603	3,064	(3,987)
Adjustments in respect of prior periods	—	(50)	2,160
Other items	27,885	70,123	20,407
Elimination of effect of interest in joint ventures	(782)	899	917
Other permanent differences	(673)	(389)	9,234
Incentives and deductions	88	(2,456)	(1,302)
US State taxes	367	(1,737)	(824)
Taxable capital gains	—	—	249
Adjustments in current income tax due to discontinued operations	—	—	—
Income tax expense (benefit)	(4,562)	21,939	(41,541)

Other items mainly comprise unrecognised temporary differences for tax losses.

Deferred tax assets and liabilities

For the year ended December 31, 2021:

	Opening	Prior Year	Recognised in	Impairment of	Reclassifications	Exchange	Closing
	Balance	Charge	P&L	Deferred Tax Assets		Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(458)	21	(34)	—	—	20	(451)
Biological assets	(1)	—	1	—	—	—	—
Provisions	14,235	(7)	8,503	—	(986)	(73)	21,673
Property, plant & equipment	(48,263)	(585)	(7,481)	—	3,238	860	(52,231)
Inventories	64	—	(64)	—	—		—
Tax losses	9,525	—	1,491	—	(3,959)	(704)	6,353
Incentives & credits	1,426	—	7,906	—	—	1	9,333
Partnership interest	(8,983)	—	469	—	—	—	(8,514)
Other	4,674	—	(266)	—	1,256	39	5,703
Total	(27,781)	(571)	10,525	—	(451)	143	(18,135)

For the year ended December 31, 2020:

	Opening	Prior Year	Recognised in	Impairment of	Reclassifications	Exchange	Closing
	Balance	Charge	P&L	Deferred Tax Assets		Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(414)	—	(44)	—	—	—	(458)
Biological assets	(1)	—	—	—	—	—	(1)
Provisions	15,928	—	2,757	(3,357)	(1,655)	562	14,235
Property, plant & equipment	(64,697)	—	16,094	(219)	434	125	(48,263)
Inventories	(2,542)	—	639	—	1,993	(26)	64
Tax losses	41,728	—	(1,073)	(33,162)	(154)	2,187	9,525
Incentives & credits	2,139	—	—	(921)	169	40	1,426
Partnership interest	(9,890)	—	1,647	—	(740)	—	(8,983)
Other	3,243	—	909	—	533	(10)	4,674
Total	(14,506)	—	20,928	(37,660)	580	2,878	(27,781)

Presented in the statement of financial position as follows:

	2021	2020
	US$'000	US$'000
Deferred tax assets	45,246	31,528
Deferred tax liabilities	(63,381)	(59,309)
Offset between deferred tax assets and deferred tax liabilities	38,236	31,528
Total deferred tax assets due to temporary differences recognized in the statement of financial position	7,010	—
Total deferred tax liabilities due to temporary differences recognized in the statement of financial position	(25,145)	(27,781)

Unrecognised deductible temporary differences, unused tax losses and unused tax credits

	2021	2020
	US$'000	US$'000
Unused tax losses	624,635	513,189
Unused tax credits	8,487	8,685
Unrecognised deductible temporary differences	135,174	106,952
Total	768,296	628,826

In general terms, neither the NOLs nor the tax credits have an expiration date in the jurisdictions where they derive from.

Unused tax losses and unrecognized deductible temporary differences have increased in 2021 compared to 2020 due to the losses in most of the jusrisdictions during 2021.

Throughout 2021 a debt restructuring has been undertaken, being completed in July 2021. For the purpose of the debt restructuring, a group reorganization has been completed in order to attend the specific needs and requirements posed by the bondholders for the purpose of securing their investment. This group restructuring has consisted of the incorporation of two subsidiaries sitting under Ferroglobe PLC. These two entities, which are tax resident in the United Kingdom, are Ferroglobe Holding Company Limited and Ferroglobe Finance Company PLC. Additionally, within the framework of the debt restructuring, the exchanged and the new bonds have been secured with guarantees over the subsidiaries of the Ferroglobe group and their assets. Within the framework of the group reorganization, Ferroglobe PLC has transferred to Ferroglobe Holding Company Limited its stake in Globe Specialty Metals, Inc. and Grupo Ferroatlántica, S.A.U. Likewise, within the debt restructuring and group reorganization Ferroglobe PLC has assigned to Ferroglobe Finance Company PLC the original issued bonds which bondholders approved the debt restructuring in exchange for intercompany notes.

All the tax implications arising from the debt restructuring and group reorganization have been analysed and it has set forth guidelines for the operatives put in place as a result of these transactions.

For United States purposes, the main tax concern was the eventual triggering of cancellation of debt income as a result of the difference in carrying value of the original bonds compared to the new bonds at the time of first trading. For such reasons it was analysed the tax base of all assets and subsidiaries of Globe Specialty Metals, Inc. since this type of income can be set off against property of the entity generating thereof.  No taxable income of such nature was generated since the trading value of the new bonds was higher from inception compared to the trading value of the old bonds.

Likewise, it was concluded that the transfer of the shares of Globe Specialty Metals, Inc. did not trigger any taxable event because Ferroglobe Holding Company Ltd was duly checked open for tax purposes and consequently this transfer of shares was disregarded for United States tax purposes.

From a United Kingdom perspective, also the main concern was the eventual taxable event resulting from the difference in carrying value of the exchanged debt instruments. No taxation arose in this regard.

The debt restructuring cost has been recharged to the entities of the group benefiting therefrom in line with arm’s length principles and following the accounting treatment of such type of costs.

The transfer of the shares of Globe Specialty Metals, Inc. and Grupo Ferroatlántica, S.A.U. should be treated as a tax neutral reorganization and thus non-taxable in the United Kingdom.

The equity issuance did not result in a change of control event for Ferroglobe PLC and consequently no limitation on its tax attributes resulted.

It was also a relevant topic the risk of falling into the pro-rata rule for value added tax purposes as a result of the intercompany financing put in place to allocate the bonds and the intercompany balances from Ferroglobe PLC to Ferroglobe Finance Company PLC and Ferroglobe Holding Company Limited respectively. To avoid this risk, a value add tax group was put in place in the United Kingdom amongst these three entities.

Additionally, it was analysed and concluded that no taxation arose neither in the United Kingdom nor in the respective jurisdiction of the subsidiaries of the Ferroglobe group as a result of the direct or indirect transfer of their shares when being contributed down by Ferroglobe PLC to Ferroglobe Holding Company Limited.

Management of tax risks

The Company is committed to conducting its tax affairs consistent with the following objectives:

(i)	to comply with relevant laws, rules, regulations, and reporting and disclosure requirements in whichever jurisdiction it operates;
(ii)	to maintain mutual trust, transparency and respect in its dealings with all tax authorities; and
(iii)	to adhere with best practice and comply with the Company's internal corporate governance procedures, including but not limited to its Code of Conduct

For further details please refer to the group's tax strategy which can be found here: http://investor.ferroglobe.com/corporate-governance.

The Group's tax department maintains a tax risk register on a jurisdictional basis.

In the jurisdictions in which the Company operates, tax returns cannot be deemed final until they have been audited by the tax authorities or until the statute-of-limitations has expired. The number of open tax years subject to examination varies depending on the tax jurisdiction. In general, the Company has the last four years open to review. The criteria that the tax authorities might adopt in relation to the years open for review could give rise to tax liabilities which cannot be quantified.